COMMITMENTS	12 Months Ended
Dec. 31, 2013
COMMITMENTS [Abstract]
COMMITMENTS

17. COMMITMENTS

Capital commitments

As of December 31, 2013, commitments outstanding for the purchase of property, plant and equipment approximated $36.7 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The Group has operating lease commitments principally for its office in Shanghai. The lease expense was $612,856, $580,724 and $164,811 for the year ended December 31, 2011, 2012 and 2013, respectively.

Future minimum lease payments are as follows:

Year ending December 31	USD
2014	$1,121,476
2015	1,073,299
2016	1,073,299

Total	$3,268,074